Document and Entity Information	Jul. 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001687229
Document Type	8-K
Document Period End Date	Jul. 20, 2025
Entity Registrant Name	Invitation Homes Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38004
Entity Tax Identification Number	90-0939055
Entity Address, Address Line One	5420 LBJ Freeway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(972)
Local Phone Number	421-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	INVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false